Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of the year	$ 126	$ 131
Additions		4	523
Write-off			(393)
Exchange difference	(7)	(9)	1
Balance at end of the year	$ 119	$ 126	$ 131